AXXES OPPORTUNISTIC CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 91.5%
	CLO — 91.5%
250,000	Aimco CLO 14 Ltd. Series 14X E2R(a),(b)	TSFR3M + 6.500%	10.4170	10/20/38	$ 251,560
325,000	Allegro CLO XII Ltd. Series 1X E1R(a),(b)	TSFR3M + 7.400%	11.2700	07/21/37	322,873
325,000	Allegro Clo XVIII Ltd. Series 4X E1(a),(b)	TSFR3M + 6.360%	10.2180	01/25/38	317,831
325,000	Ares LXIII CLO Ltd. Series 63X ER(a),(b)	TSFR3M + 6.000%	10.2830	10/15/38	325,983
350,000	Battalion CLO XXVIII Ltd. Series 28X E(a),(b)	TSFR3M + 5.700%	9.5840	01/20/38	346,521
325,000	Cedar Funding VIII Clo Ltd. Series 8X ERR(a),(b)	TSFR3M + 6.420%	10.3020	01/17/38	321,770
325,000	Dryden 87 CLO Ltd. Series 87X ER(a),(b)	TSFR3M + 6.350%	10.2390	08/20/38	324,291
325,000	Elevation CLO 2021-12 Ltd. Series 12X ER(a),(b)	TSFR3M + 7.480%	11.3640	04/20/37	323,499
250,000	Elmwood CLO 16 Ltd. Series 3X ER(a),(b)	TSFR3M + 6.750%	10.6340	04/20/37	250,929
250,000	Empower CLO 2023-2 Ltd. Series 2X ER(a),(b)	TSFR3M + 5.600%	9.5050	10/15/38	250,894
325,000	Generate CLO 8 Ltd. Series 8X ER2(a),(b)	TSFR3M + 6.350%	10.2340	01/20/38	321,122
325,000	KKR CLO 29 Ltd. Series 29X ER(a),(b)	TSFR3M + 7.080%	10.9850	07/15/37	319,794
325,000	KKR CLO 30 Ltd. Series 30X ER2(a),(b)	TSFR3M + 6.860%	10.7420	04/17/37	320,842
325,000	KKR CLO 49 Ltd. Series 49X ER(a),(b)	TSFR3M + 6.820%	10.7040	10/20/37	320,782
325,000	Madison Park Funding LV Ltd. Series 55X ER(a),(b)	TSFR3M + 6.000%	9.8840	07/18/37	321,009
325,000	Morgan Stanley Eaton Vance CLO 2023-19 Ltd. Series 19X ER(a),(b)	TSFR3M + 5.500%	9.4050	07/15/38	313,783
325,000	Palmer Square CLO 2021-4 Ltd. Series 4X FR(a),(b)	TSFR3M + 8.000%	11.9050	07/15/38	310,704
325,000	Regatta XI Funding Ltd. Series 1X FR(a),(b)	TSFR3M + 8.620%	12.5020	07/17/37	305,122
325,000	Rockford Tower CLO 2021-3 Ltd. Series 3X ER(a),(b)	TSFR3M + 7.420%	11.3250	01/15/38	315,811
325,000	Rockford Tower CLO 2022-3 Ltd. Series 3X ER(a),(b)	TSFR3M + 7.420%	11.3040	07/20/37	325,653
325,000	Symphony CLO XXXII Ltd. Series 32X ER(a),(b)	TSFR3M + 5.800%	9.8460	10/23/35	320,561
	TOTAL ASSET BACKED SECURITIES (Cost $6,645,152)				6,531,334

Shares					Fair Value
	SHORT-TERM INVESTMENT — 7.5%
	MONEY MARKET FUND - 7.5%
536,127	Fidelity Treasury Portfolio, Class I, 3.57% (Cost $536,127)(c)				536,127

	TOTAL INVESTMENTS - 99.0% (Cost $7,181,279)				$ 7,067,461
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%				70,730
	NET ASSETS - 100.0%				$ 7,138,191

CLO	- Collateralized Loan Obligation
(a)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(b)	All or a portion of this investment is a holding of the AOCF Cayman SPV.
(c)	Rate disclosed is the seven day effective yield as of December 31, 2025.